Equity Incentive Plans	12 Months Ended
Apr. 30, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity Incentive Plans

11. Equity Incentive Plans

In September 2012, the Company’s board of directors adopted and the Company’s shareholders approved the 2012 Stock Option Plan, Amended and Restated Stock Option Plan, which was amended and restated in September 2018 (as amended and restated, the “2012 Plan”).  Under the 2012 Plan, the board of directors may grant stock options and other equity-based awards to eligible employees, directors, and consultants to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees, directors and consultants, and to promote the success of the Company’s business. The Company’s board of directors or compensation committee determine the vesting schedule for all equity-based awards. Stock options granted to new employees under the 2012 Plan generally vest over four years with 25% of the option shares vesting one year from the vesting commencement date and then ratably over the following 36 months subject to the employees continued service to the Company. Refresh grants to existing employees generally vest monthly over four years subject to the employees continued service to the Company.  Equity settled RSUs granted to new employees generally vest over a period of four years with 25% vesting on the one-year anniversary of the vesting start date and the remainder vesting semi-annually over the next three years, subject to the grantee’s continued service to the Company. Equity settled RSUs granted to existing employees generally vest semi-annually over a period of four years, subject to the grantee’s continued service to the Company.  The Company’s compensation committee may explicitly deviate from the general vesting schedules in its approval of an equity-based award, as it may deem appropriate. Options expire ten years after the date of grant. During the year ended April 30, 2018, the Company started issuing RSAs and RSUs under the 2012 Plan. Stock options, RSAs and RSUs that are canceled under certain conditions shall become available for future grant or sale under the 2012 Plan unless the 2012 Plan is terminated.  The equity awards available for grant for the periods presented were as follows:

	Year Ended April 30,
	2019	2018
Available at beginning of fiscal year	2,061,282	4,989,092
Awards authorized	12,000,000	7,500,000
Options granted	(4,722,404)	(11,264,179)
Options cancelled	976,130	1,137,867
Options repurchased	43,630	-
RSUs granted	(732,701)	(57,000)
RSAs granted	-	(244,498)
RSUs cancelled	23,186	-
Available at end of period	9,649,123	2,061,282

Stock Options

The following table summarizes stock option activity for the 2012 Plan (in thousands, except share and per share data):

	Options Outstanding
	Number of Options Outstanding	Weighted- Average Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Balance as of April 30, 2017	12,928,320	$5.80	7.65	$45,303
Stock options granted	11,264,179	$11.71
Stock options exercised	(817,148)	$4.78
Stock options cancelled	(1,137,867)	$9.39
Balance as of April 30, 2018	22,237,484	$8.65	8.31	$98,365
Stock options granted	4,722,404	$23.27
Stock options exercised	(3,117,320)	$5.95
Stock options cancelled	(976,130)	$11.78
Balance as of April 30, 2019	22,866,438	$11.90	7.98	$1,684,106
Exercisable as of April 30, 2019	9,767,010	$7.67	7.07	$760,696

Options exercisable include 724,600 options that were unvested as of April 30, 2019.

Aggregate intrinsic value represents the difference between the exercise price of the options to purchase ordinary shares and the fair value of the Company’s ordinary shares. The weighted-average grant-date fair value per share of options granted was $10.22  and $5.09 for the years ended April 30, 2019 and 2018, respectively.

As of April 30, 2019, the Company had unrecognized stock-based compensation expense of $81.3 million related to unvested stock options that the Company expects to recognize over a weighted-average period of 2.84 years.

RSAs

In October 2017, in connection with the acquisition of Swiftype, the Company granted RSAs to certain employees with both service-based and performance-based vesting conditions. The performance-based vesting condition is satisfied on the earlier of: (1) a change of control transaction or (2) the expiration of the lock-up period after the effective date of the IPO, subject to continued service through the end of the lock-up period. The service-based vesting condition is generally satisfied based on one of two vesting schedules: (i) vesting of 50% of the shares upon the closing of the Swiftype acquisition, 25% of the shares on the one-year anniversary of the closing, and 25% of the shares on the two-year anniversary of the closing, or (ii) vesting of 50% of the shares on the one-year anniversary of the closing of the Swiftype acquisition and 50% of the shares on the two-year anniversary of the closing.

The performance-based vesting condition related to these awards was deemed probable upon the effectiveness of the Company’s IPO on October 8, 2018.  On that date, the Company recorded a cumulative stock-based compensation expense of $1.7 million using the accelerated attribution method for the RSAs that had satisfied the applicable service-based vesting condition on that date with the remaining expense to be recognized over the remaining requisite service period.  Total stock-based compensation expense related to the RSAs for the year ended April 30, 2019 was $2.6 million.

The issuance of shares underlying the RSAs was contingent upon payment of the subscription price by the employees.  As of April 30, 2018, the subscription price had not been paid and therefore the RSAs remained outstanding and the shares remained unissued.  During the year ended April 30, 2019, the subscription price for these awards was paid and the underlying ordinary shares were issued. Ordinary shares issued upon payment of the subscription price are subject to repurchase by the Company until the underlying performance-based and service-based vesting conditions are satisfied.

The following table summarizes RSA activity for the 2012 Plan:

	Number of Awards	Weighted- Average Grant Date Fair Value
Outstanding at April 30, 2017	-	$-
RSAs granted	244,498	$11.46
Outstanding at April 30, 2018	244,498	$11.46
RSAs subscribed	(244,498)	$11.46
Outstanding at April 30, 2019	-

RSUs

During the year ended April 30, 2019, the Company granted 732,701 RSUs at a weighted average grant date fair value of $64.55 per unit, including 120,299 RSUs at a weighted average grant date fair value of $24.53 per unit that are cash settled. Cash settled RSUs will generally be paid as a cash bonus equal to the difference between the grant date fair value of the applicable RSU award and the 45-day weighted average closing price of ordinary shares subject to the RSU award at the time of vesting and settlement. The cash settled RSUs vest upon the satisfaction of both service-based and performance-based vesting conditions.  The service-based vesting condition is generally over four years with 25% vesting on the one-year anniversary of the award and the remainder vesting quarterly over the next 36 months, subject to the grantee’s continued service to the Company. The performance-based vesting condition is defined as (i) a change in control where the consideration paid to the Company’s equity security holders is cash, publicly traded stock, or a combination of both, or (ii) the expiration of any lock-up period of the IPO, subject in each instance to the grantee’s continued service through such date. As a result of the Company’s IPO, the performance-based vesting condition was deemed probable and the Company recorded cumulative stock-based compensation expense of $0.8 million related to the cash settled RSUs in October 2018. As of April 30, 2019, the Company had a liability of $1.5 million related to the cash settled RSUs recorded in accrued compensation and benefits on the consolidated balance sheet.

Stock-based compensation expense related to RSUs for the year ended April 30, 2019 was $7.1 million. As of April 30, 2019, the Company had unrecognized stock-based compensation expense of $39.5 million related to equity settled RSUs that the Company expects to recognize over a weighted-average period of 3.65 years.

The following table summarizes RSU activity for the 2012 Plan:

	Number of Awards	Weighted- Average Grant Date Fair Value
Outstanding and unvested at April 30, 2017	-	$-
RSUs granted	57,000	$13.07
Outstanding and unvested at April 30, 2018	57,000	$13.07
RSUs granted	732,701	$64.55
RSUs released	(26,048)	$14.84
RSUs cancelled	(23,186)	$59.93
Outstanding and unvested at April 30, 2019	740,467	$62.48

Determination of Fair Value

The determination of the fair value of stock-based options on the date of grant using an option pricing model is affected by the fair value of the Company’s ordinary shares, as well as assumptions regarding a number of complex and subjective variables. The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options, which requires the use of assumptions including actual and projected employee stock option exercise behaviors, expected price volatility of the Company’s ordinary shares, the risk-free interest rate and expected dividends. Each of these inputs is subjective and generally requires significant judgment to determine.

Fair Value of Ordinary Shares:    Prior to the IPO, the fair value of ordinary shares underlying the stock awards had historically been determined by the board of directors, with input from the Company’s management. The board of directors previously determined the fair value of the ordinary shares at the time of grant of the awards by considering a number of objective and subjective factors, including valuations of comparable companies, sales of redeemable convertible preference shares, sales of ordinary shares to unrelated third parties, operating and financial performance, the lack of liquidity of the Company’s ordinary shares, and general and industry-specific economic outlook. Subsequent to the IPO, the fair value of the underlying ordinary shares is determined by the closing price, on the date of the grant, of the Company’s ordinary shares, which are traded publicly on the New York Stock Exchange.

Expected Term:    The expected term represents the period that options are expected to be outstanding. For option grants that are considered to be “plain vanilla,” the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

Expected Volatility:    Since the Company has limited trading history of its ordinary shares, the expected volatility is derived from the average historical stock volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

Risk-Free Interest Rate:    The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities approximately equal to the option’s expected term.

Dividend Rate:    The expected dividend is assumed to be zero as the Company has never paid dividends and has no current plans to do so.

The Company’s expected volatility and expected term involve management’s best estimates, both of which impact the fair value of the option calculated under the Black-Scholes option pricing model and, ultimately, the expense that will be recognized over the life of the option.

The fair value of stock options granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year Ended April 30,
	2019	2018	2017
Expected term (in years)	6.02 - 6.08	6.02 - 6.08	6.02 - 6.08
Expected stock price volatility	40.5% - 46.7%	40.7% - 44.1%	40.4% - 43.5%
Risk-free interest rate	2.4% - 3.1%	1.8% - 2.6%	1.3% - 2.2%
Dividend yield	0%	0%	0%

Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations was as follows (in thousands):

	Year Ended April 30,
	2019	2018	2017
Cost of revenue—cost of subscription—self-managed and SaaS	$3,383	$699	$268
Cost of revenue—professional services	1,208	329	98
Research and development	16,100	5,045	3,302
Sales and marketing	11,996	3,560	3,420
General and administrative	7,255	3,109	11,798
Total stock-based compensation expense	$39,942	$12,742	$18,886

Total stock-based compensation expense for the year ended April 30, 2019 and April 30, 2018 includes a charge of $4.4 million and $0.4 million, respectively, related to an expense arising from business combinations. Total stock-based compensation expense for the year ended April 30, 2017 includes a charge related to a secondary sale of $13.8 million. Refer to Note 8—Related Parties.